Fair Values of Financial Instruments and Interest Rate Risk - Fair Value Information for Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	$ 112,824	$ 100,280
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	19,386	21,286
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	93,438	78,994
Fair Value on a Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	112,824	100,280
Total liabilities at fair value	0	0
Fair Value on a Recurring Basis [Member] | U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	19,386	21,286
Fair Value on a Recurring Basis [Member] | U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	50,775	34,300
Fair Value on a Recurring Basis [Member] | Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	27,572	37,006
Fair Value on a Recurring Basis [Member] | State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	12,080	7,688
Fair Value on a Recurring Basis [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	3,011
Fair Value on a Recurring Basis [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	19,386	21,286
Total liabilities at fair value	0	0
Fair Value on a Recurring Basis [Member] | Level 1 [Member] | U.S. Treasury [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	19,386	21,286
Fair Value on a Recurring Basis [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	93,438	78,994
Total liabilities at fair value	0	0
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	50,775	34,300
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | Mortgage-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	27,572	37,006
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	12,080	7,688
Fair Value on a Recurring Basis [Member] | Level 2 [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets at fair value	3,011
Fair Value on a Recurring Basis [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	$ 0	$ 0